SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	58,334	$4.32	7.76	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	(58,334)	$(4.32)	7.76	$-

Outstanding at June 30, 2021	-	$-	-	$-

Exercisable at June 30, 2021	-	$-	-	$-

Schedule of Stock-based Compensation Expenses
	Six months ended 30 June
	2021	2020
General and administrative	-	14
	$-	$14